AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 21, 2013.

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 7	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Address of Principal Executive Offices, Zip Code)

(646) 479-5031

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Christopher D. Menconi

Bingham McCutchen LLP

2020 K Street NW

Washington, D.C. 20006-1806

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On July 8, 2013 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 8, 2013, the effectiveness of Post-Effective Amendment No. 1 (“PEA No. 1”), which was filed with the Commission via EDGAR Accession No. 0001144204-13-020892 on April 9, 2013, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 1 by means of this filing, Parts A, B and C of PEA No. 1 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for each of the KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Consumer Staples ETF, KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Urbanization ETF are incorporated herein by reference to Part A of PEA No. 1.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for each of the KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Consumer Staples ETF, KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Urbanization ETF are incorporated herein by reference to Part A of PEA No. 1.

PART C – OTHER INFORMATION

The Part C for the KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Consumer Staples ETF, KraneShares CSI China Five Year Plan ETF and KraneShares CSI China Urbanization ETF are incorporated herein by reference to Part A of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York on this 21st day of June, 2013.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer and Principal Financial Officer	June 21, 2013
Jonathan Krane

/s/ John Ferguson*	Trustee	June 21, 2013
John Ferguson

/s/ Chris Ruppenstein*	Trustee	June 21, 2013
Chris Ruppenstein

/s/ Matthew Stroyman*	Trustee	June 21, 2013
Matthew Stroyman

* /s/ Jonathan Krane
Jonathan Krane

*	Attorney-in-Fact pursuant to power of attorney dated November 8, 2012.